Interests in Structured Entities - Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities (Detail) - Unconsolidated structured entities [Member] - Investment SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	$ 5,121	$ 4,812
Company's maximum exposure to loss	5,121	4,812
Leveraged leases [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	3,840	3,457
Company's maximum exposure to loss	3,840	3,457
Timberland companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	816	842
Company's maximum exposure to loss	816	842
Real estate companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	465	513
Company's maximum exposure to loss	$ 465	$ 513